Investment Securities, Contractual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	$ 139,335	$ 99,583
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 276,407	$ 307,153
Weighted average yield contractual maturities, Total, available-for-sale	3.72%	3.44%
Due within 1 year, Contractual maturities, available-for-sale	$ 2,990	$ 6,418
Percentage of weighted average yield, Due within 1 year, available-for-sale	3.70%	1.93%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 19,158	$ 37,442
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.11%	2.20%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 28,059	$ 31,202
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.24%	3.17%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 226,200	$ 232,091
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.83%	3.72%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 138,985	$ 99,155
Total debt securities [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 13,757	$ 14,883
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.55%	2.43%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 93,069	$ 51,037
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.28%	3.55%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 32,509	$ 33,663
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	2.05%	2.04%
Held-to-maturity Securities, Amortized Cost	$ 139,335	$ 99,583
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.92%	2.87%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 138,985	$ 99,155
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	32,566	34,025
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	13,795	14,918
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	92,624	50,212
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Securities of U.S. Treasury and federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 12,390	$ 12,734
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.32%	2.30%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 32,330	$ 31,956
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	2.04%	2.05%
Held-to-maturity Securities, Amortized Cost	$ 44,720	$ 44,690
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.12%	2.12%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 6,319	$ 25,819
Weighted average yield contractual maturities, Total, available-for-sale	1.59%	1.44%
Due within 1 year, Contractual maturities, available-for-sale	$ 81	$ 1,328
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.37%	0.92%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 6,189	$ 23,477
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.59%	1.45%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 49	$ 1,014
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.89%	1.80%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 44,806	$ 45,079
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	32,388	32,313
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	12,418	12,766
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
U.S. states and political subdivisions [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 695	$ 436
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	6.31%	6.76%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 5,568	$ 5,876
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	5.98%	5.98%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 50	$ 24
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	7.18%	8.20%
Held-to-maturity Securities, Amortized Cost	$ 6,313	$ 6,336
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	6.02%	6.04%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 51,326	$ 51,101
Weighted average yield contractual maturities, Total, available-for-sale	5.88%	5.65%
Due within 1 year, Contractual maturities, available-for-sale	$ 2,380	$ 2,990
Percentage of weighted average yield, Due within 1 year, available-for-sale	3.47%	1.69%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 9,484	$ 9,299
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.42%	2.74%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 2,276	$ 2,391
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.63%	4.71%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 37,186	$ 36,421
Percentage of weighted average yield, Due after 10 years, available-for-sale	6.75%	6.78%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 6,354	$ 6,209
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	49	24
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	701	430
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	5,604	5,755
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 169,392	$ 177,548
Weighted average yield contractual maturities, Total, available-for-sale	3.28%	3.19%
Due within 1 year, Contractual maturities, available-for-sale	$ 15	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.03%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 234	$ 153
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.35%	3.34%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 5,711	$ 5,428
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.82%	3.16%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 163,432	$ 171,967
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.30%	3.19%
Federal agencies [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 11	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.49%	0.00%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 87,501	$ 45,161
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	3.11%	3.23%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 15	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	2.81%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 87,527	$ 45,161
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	3.11%	3.23%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 160,219	$ 161,230
Weighted average yield contractual maturities, Total, available-for-sale	3.27%	3.09%
Due within 1 year, Contractual maturities, available-for-sale	$ 15	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.03%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 210	$ 128
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.08%	2.98%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 5,534	$ 5,363
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.82%	3.16%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 154,460	$ 155,739
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.28%	3.09%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 87,046	$ 44,457
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	15	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	11	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	87,020	44,457
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 4,608	$ 7,816
Weighted average yield contractual maturities, Total, available-for-sale	3.52%	3.84%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 24	$ 25
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.67%	5.21%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 11	$ 35
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.46%	4.34%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 4,573	$ 7,756
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.51%	3.83%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 4,565	$ 8,502
Weighted average yield contractual maturities, Total, available-for-sale	3.45%	4.58%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 166	$ 30
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.69%	3.13%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 4,399	$ 8,472
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.48%	4.59%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 7,666	$ 11,457
Weighted average yield contractual maturities, Total, available-for-sale	5.12%	4.81%
Due within 1 year, Contractual maturities, available-for-sale	$ 443	$ 2,043
Percentage of weighted average yield, Due within 1 year, available-for-sale	5.54%	2.90%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 2,738	$ 3,374
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.56%	5.89%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 3,549	$ 4,741
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.70%	4.71%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 936	$ 1,299
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.26%	5.38%
Collateralized loan and other debt obligations [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 661	$ 1,065
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	2.86%	2.58%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Amortized Cost	$ 661	$ 1,065
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	2.86%	2.58%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 36,056	$ 35,020
Weighted average yield contractual maturities, Total, available-for-sale	2.98%	2.70%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 50	$ 168
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.68%	1.34%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 15,008	$ 16,482
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.96%	2.66%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 20,998	$ 18,370
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.00%	2.74%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 665	$ 1,070
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	665	1,070
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%
Other [Member]
Schedule of Marketable Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	$ 0	$ 648
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Five And Through Ten Years Net Carrying Amount	0.00%	1.89%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After Ten Years Net Carrying Amount	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 114	$ 1,683
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature After One And Through Five Years Net Carrying Amount	1.83%	1.81%
Held-to-maturity Securities, Amortized Cost	$ 114	$ 2,331
Weighted Average Contractual Yield On Held To Maturity Debt Securities Net Carrying Amount	1.83%	1.83%
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 5,648	$ 6,208
Weighted average yield contractual maturities, Total, available-for-sale	2.46%	2.18%
Due within 1 year, Contractual maturities, available-for-sale	$ 71	$ 57
Percentage of weighted average yield, Due within 1 year, available-for-sale	3.56%	3.06%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 463	$ 971
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.72%	2.35%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,466	$ 1,146
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.13%	2.04%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 3,648	$ 4,034
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.53%	2.17%
Held-to-maturity securities, at fair value:
Held-to-maturity Securities, Fair Value	$ 114	$ 2,340
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	114	1,688
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	652
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 0	$ 0
Weighted Average Contractual Yield On Held To Maturity Debt Securities Expected To Mature Within One Year Net Carrying Amount	0.00%	0.00%